Real Estate Business Park Acquisitions - Intangible asset amortization Kelso Business Park (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 06, 2014
Below market leases initial values					$ 220	$ 220
Kelso Forecasted amortization
In-place Leases annual amortization	$ 11	$ 21	$ 28	$ 100
Below Market Leases annual amortization			$ 2	$ 12
Kelso Business Park
In-place leases initial value								$ 579
Below market leases initial values								$ 64
In-place Leases annual amortization					136	203	$ 80
Below Market Leases annual amortization					$ 21	$ 21	$ 8